Goodwill and Intangible Assets - Narrative (Details) $ in Thousands	20 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Number of reportable segments | segment	1
Goodwill (note 6) | $	$ 2,426	$ 2,426